Segment disclosures (Disclosure of geographical areas assets and liabilities) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets	$ 19,559,942	$ 13,124,987	$ 8,616,813
Canada [Member]
Disclosure of operating segments [line items]
Non-current assets	51,192	677,019	601,822
California [Member]
Disclosure of operating segments [line items]
Non-current assets	12,333,170	5,456,419	1,851,487
Puerto Rico [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 7,175,580	$ 7,001,549	$ 6,163,504